Document And Entity Information	9 Months Ended
Sep. 30, 2017 shares
Document Information [Line Items]
Entity Registrant Name	BeyondSpring Inc.
Entity Central Index Key	0001677940
Trading Symbol	bysi
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	22,844,962
Document Type	6-K
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3
Amendment Flag	false